FINANCIAL ASSETS AND LIABILITIES - Schedule of Classification of Financial Instruments (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Amortized cost | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
FINANCIAL LIABILITIES	$ 48,126,111	$ 71,856,894
Amortized cost | Long-term debt and other debts | Long-term debt and other debts
Disclosure of detailed information about financial instruments [line items]
FINANCIAL LIABILITIES	279,574,884	224,942,365
FVTPL | Conversion options on convertible debt instruments
Disclosure of detailed information about financial instruments [line items]
FINANCIAL LIABILITIES	6,026,498	25,034,073
FVTPL | Share warrant obligations
Disclosure of detailed information about financial instruments [line items]
FINANCIAL LIABILITIES	8,579,583	29,582,203
Amortized cost | Cash
Disclosure of detailed information about financial instruments [line items]
FINANCIAL ASSETS	2,002,741	29,892,966
Amortized cost | Trade receivables
Disclosure of detailed information about financial instruments [line items]
FINANCIAL ASSETS	37,204,642	40,621,997
Amortized cost | Incentives and other government assistance receivable
Disclosure of detailed information about financial instruments [line items]
FINANCIAL ASSETS	$ 17,442,827	$ 26,625,156